UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Alex J. Marks
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: January 1 – March 31, 2015

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund
Schedule of Investments
As of March 31, 2015 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.60%)
CONSUMER DISCRETIONARY (17.43%)
Auto Components (1.06%)
Johnson Controls, Inc.	154,000	$7,767,760
TRW Automotive Holdings Corp.(a)	48,400	5,074,740
		12,842,500
Automobiles (0.51%)
Ford Motor Co.	385,900	6,228,426

Hotels, Restaurants & Leisure (5.17%)
Carnival Corp.	247,850	11,857,144
Chipotle Mexican Grill, Inc.(a)	9,875	6,424,082
Marriott International, Inc., Class A	189,101	15,188,592
McDonald's Corp.	63,000	6,138,720
Royal Caribbean Cruises Ltd.	70,341	5,757,411
Starbucks Corp.	180,791	17,120,908
		62,486,857
Household Durables (1.96%)
Lennar Corp., Class A	54,590	2,828,308
PulteGroup, Inc.	413,529	9,192,750
Taylor Morrison Home Corp., Class A(a)	71,159	1,483,665
Toll Brothers, Inc.(a)	258,677	10,176,353
		23,681,076
Internet & Catalog Retail (2.05%)
Amazon.com, Inc.(a)	36,278	13,499,044
priceline.com, Inc.(a)	9,680	11,268,972
		24,768,016
Media (3.29%)
CBS Corp., Class B	59,019	3,578,322
Comcast Corp., Class A	109,912	6,206,731
The Interpublic Group of Cos., Inc.	128,075	2,833,019
News Corp., Class A(a)	305,600	4,892,656
News Corp., Class B(a)	112,445	1,784,502
Omnicom Group, Inc.	93,825	7,316,474
Time Warner Cable, Inc.	24,956	3,740,405
The Walt Disney Co.	90,298	9,471,357
		39,823,466
Multi-Line Retail (0.75%)
Dollar General Corp.(a)	119,789	9,029,695

Specialty Retail (1.91%)
The Home Depot, Inc.	77,739	8,831,928
Office Depot, Inc.(a)	482,550	4,439,460
Staples, Inc.	297,632	4,846,937

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Co.	57,315	$5,044,293
		23,162,618
Textiles, Apparel & Luxury Goods (0.73%)
NIKE, Inc., Class B	46,099	4,625,112
Under Armour, Inc., Class A(a)	52,800	4,263,600
		8,888,712

CONSUMER STAPLES (3.99%)
Beverages (1.01%)
Diageo PLC(b)	28,189	3,116,858
Monster Beverage Corp.(a)	24,900	3,446,035
PepsiCo, Inc.	60,000	5,737,200
		12,300,093
Food & Staples Retailing (1.14%)
Costco Wholesale Corp.	44,775	6,783,189
CVS Health Corp.	68,000	7,018,280
		13,801,469
Food Products (0.60%)
Mead Johnson Nutrition Co.	71,900	7,228,107

Household Products (0.59%)
The Procter & Gamble Co.	87,500	7,169,750

Personal Products (0.65%)
The Estee Lauder Cos., Inc., Class A	94,327	7,844,233

ENERGY (10.01%)
Energy Equipment & Services (2.31%)
Baker Hughes, Inc.	66,300	4,215,354
Schlumberger Ltd.	139,415	11,632,787
Weatherford International Ltd.(a)	988,830	12,162,609
		28,010,750
Oil, Gas & Consumable Fuels (7.70%)
Anadarko Petroleum Corp.	62,372	5,165,025
BP PLC(b)	244,301	9,554,612
Chesapeake Energy Corp.(c)	845,186	11,967,834
Chevron Corp.	58,000	6,088,840
ConocoPhillips	86,500	5,385,490
Devon Energy Corp.	139,559	8,416,803
EOG Resources, Inc.	55,601	5,098,056
Exxon Mobil Corp.	44,775	3,805,875
Murphy Oil Corp.	94,175	4,388,555
Occidental Petroleum Corp.	86,500	6,314,500

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.(c)	1,192,725	$5,868,207
Royal Dutch Shell PLC, Class A(b)	154,493	9,215,508
SM Energy Co.	54,844	2,834,338
WPX Energy, Inc.(a)	825,256	9,020,048
		93,123,691

FINANCIALS (27.74%)
Banks (0.39%)
First Niagara Financial Group, Inc.	539,370	4,768,031

Capital Markets (6.51%)
Affiliated Managers Group, Inc.(a)	23,772	5,105,750
Ameriprise Financial, Inc.	33,696	4,408,785
The Charles Schwab Corp.	349,919	10,651,534
Franklin Resources, Inc.	117,500	6,030,100
The Goldman Sachs Group, Inc.	34,275	6,442,672
Morgan Stanley	357,175	12,747,576
State Street Corp.	359,846	26,459,476
UBS Group AG(a)	370,400	6,952,408
		78,798,301
Commercial Banks (5.06%)
Barclays PLC(b)	261,781	3,814,149
BB&T Corp.	205,000	7,992,950
Comerica, Inc.	55,614	2,509,860
First Republic Bank	101,737	5,808,165
The PNC Financial Services Group, Inc.	70,666	6,588,898
Regions Financial Corp.	725,353	6,854,586
SunTrust Banks, Inc.	441,478	18,140,331
Wells Fargo & Co.	174,000	9,465,600
		61,174,539
Consumer Finance (2.41%)
American Express Co.	46,000	3,593,520
Capital One Financial Corp.	101,000	7,960,820
Visa, Inc., Class A	268,132	17,538,514
		29,092,854
Diversified Financial Services (5.14%)
Bank of America Corp.	517,200	7,959,708
Citigroup, Inc.	418,729	21,572,918
JPMorgan Chase & Co.	422,320	25,584,146
Voya Financial, Inc.	162,620	7,010,548
		62,127,320
Insurance (6.52%)
ACE Ltd.	84,900	9,465,501

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	66,717	$4,748,249
American International Group, Inc.	253,105	13,867,623
Assured Guaranty Ltd.	246,096	6,494,473
Axis Capital Holdings Ltd.	156,000	8,046,480
First American Financial Corp.	110,452	3,940,927
Genworth Financial, Inc., Class A(a)	197,100	1,440,801
The Hartford Financial Services Group, Inc.	238,295	9,965,497
MetLife, Inc.	304,725	15,403,849
Willis Group Holdings PLC	115,350	5,557,563
		78,930,963
Real Estate Investment Trusts (1.30%)
American Tower Corp.	130,160	12,254,564
NorthStar Realty Finance Corp.	158,413	2,870,444
Paramount Group, Inc.	31,582	609,533
Piedmont Office Realty Trust, Inc., Class A	522	9,714
		15,744,255
Real Estate Management & Development (0.41%)
Forest City Enterprises, Inc., Class A(a)	193,469	4,937,329

HEALTH CARE (12.88%)
Biotechnology (3.44%)
Alexion Pharmaceuticals, Inc.(a)	71,188	12,336,880
BioMarin Pharmaceutical, Inc.(a)	60,545	7,545,118
Celgene Corp.(a)	87,530	10,090,458
Gilead Sciences, Inc.(a)	118,492	11,627,620
		41,600,076
Health Care Equipment & Supplies (1.65%)
Baxter International, Inc.	93,875	6,430,438
Hologic, Inc.(a)	168,900	5,577,922
Zimmer Holdings, Inc.	68,000	7,991,360
		19,999,720
Health Care Providers & Services (2.09%)
Catamaran Corp.(a)	159,548	9,499,488
Cigna Corp.	80,500	10,419,920
Envision Healthcare Holdings, Inc.(a)	71,252	2,732,514
Laboratory Corp. of America Holdings(a)	21,175	2,669,956
		25,321,878
Health Care Technology (1.54%)
athenahealth, Inc.(a)(c)	54,000	6,447,060
Cerner Corp.(a)	166,668	12,210,098
		18,657,158

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Life Sciences Tools & Services (1.27%)
Illumina, Inc.(a)	46,800	$8,687,952
Thermo Fisher Scientific, Inc.	49,500	6,649,830
		15,337,782
Pharmaceuticals (2.89%)
Abbott Laboratories	107,925	5,000,165
Actavis PLC(a)	22,995	6,843,772
Johnson & Johnson	66,500	6,689,900
Perrigo Co. PLC	48,365	8,006,826
Teva Pharmaceutical Industries Ltd.(b)	134,200	8,360,660
		34,901,323

INDUSTRIALS (4.64%)
Aerospace & Defense (1.27%)
The Boeing Co.	4,095	614,578
Bombardier, Inc., Class B	795,158	1,574,413
Precision Castparts Corp.	32,223	6,766,830
Textron, Inc.	144,901	6,423,461
		15,379,282
Building Products (0.32%)
Masco Corp.	142,896	3,815,323

Electrical Equipment (0.72%)
Eaton Corp. PLC	129,000	8,764,260

Machinery (1.46%)
Caterpillar, Inc.	64,000	5,121,920
Parker-Hannifin Corp.	52,825	6,274,553
Stanley Black & Decker, Inc.	65,550	6,250,848
		17,647,321
Trading Companies & Distributors (0.55%)
Fastenal Co.	99,492	4,122,451
HD Supply Holdings, Inc.(a)	81,516	2,539,631
		6,662,082
Transportation Infrastructure (0.32%)
Aegean Marine Petroleum Network, Inc.	271,629	3,903,309

INFORMATION TECHNOLOGY (20.09%)
Communications Equipment (1.71%)
Cisco Systems, Inc.	263,000	7,239,075
QUALCOMM, Inc.	193,900	13,445,026
		20,684,101
Computers & Peripherals (1.72%)
Hewlett-Packard Co.	461,400	14,377,224

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Stratasys Ltd.(a)(c)	122,555	$6,468,453
		20,845,677
Electronic Equipment & Instruments (1.16%)
Avnet, Inc.	4,671	207,860
Corning, Inc.	209,425	4,749,759
TE Connectivity Ltd.	127,000	9,095,740
		14,053,359
Internet Software & Services (6.89%)
Alibaba Group Holding Ltd.(a)(b)	46,250	3,849,850
CoStar Group, Inc.(a)	31,459	6,223,534
Equinix, Inc.	33,006	7,685,447
Facebook, Inc., Class A(a)	233,788	19,220,880
Google, Inc., Class A(a)	12,340	6,844,998
Google, Inc., Class C(a)	23,010	12,609,480
LinkedIn Corp., Class A(a)	33,420	8,350,321
Mercadolibre, Inc.	32,076	3,929,952
Pandora Media, Inc.(a)	106,968	1,733,951
Rackspace Hosting, Inc.(a)	148,255	7,648,476
Yelp, Inc.(a)	110,722	5,242,687
		83,339,576
IT Services (0.39%)
Teradata Corp.(a)	106,000	4,678,840

Semiconductors & Semiconductor Equipment (1.52%)
ARM Holdings PLC(b)	139,120	6,858,616
Intel Corp.	200,050	6,255,564
Micron Technology, Inc.(a)	193,619	5,252,883
		18,367,063
Software (6.65%)
FireEye, Inc.(a)(c)	68,772	2,699,301
Microsoft Corp.	344,500	14,005,647
Mobileye N.V.(a)	161,410	6,784,062
Oracle Corp.	191,025	8,242,729
Salesforce.com, Inc.(a)	382,406	25,548,545
ServiceNow, Inc.(a)	115,000	9,059,700
Splunk, Inc.(a)	90,900	5,381,280
Symantec Corp.	372,712	8,708,416
		80,429,680
Technology Hardware & Equipment (0.05%)
Apple, Inc.	4,891	608,587

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
MATERIALS (0.75%)
Chemicals (0.75%)
Ecolab, Inc.	40,578	$4,641,312
EI du Pont de Nemours & Co.	61,800	4,416,846
		9,058,158

UTILITIES (0.07%)
Electric Utilities (0.07%)
FirstEnergy Corp.	22,865	801,647

TOTAL COMMON STOCKS
(COST OF $933,135,282)		1,180,819,253

	PAR VALUE/ SHARES
SHORT TERM INVESTMENTS (4.10%)
REPURCHASE AGREEMENT (2.33%)
Repurchase agreement with State Street Bank & Trust Co., dated 3/31/15, due 04/01/15 at 0.01%, collateralized by Federal Home Loan Mortgage Corp., 3.00%, 03/15/43, market value of $28,822,730 and par value of $36,880,000.  (Repurchase proceeds of $28,250,008).

(COST OF $28,250,000)	$28,250,000	$28,250,000

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.77%)
State Street Navigator Securities Lending Prime Portfolio, 0.16%
(COST OF $21,371,894)	21,371,894	21,371,894

TOTAL SHORT TERM INVESTMENTS
(COST OF $49,621,894)		49,621,894

TOTAL INVESTMENTS (101.70%)
(COST OF $982,757,176)(d)		1,230,441,147

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.70%)		(20,623,940)

NET ASSETS (100.00%)		$1,209,817,207

NET ASSET VALUE PER SHARE
(179,951,943 SHARES OUTSTANDING)		$6.72

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan.
(d)	Cost of investments for federal income tax purposes is $990,005,434.

Gross unrealized appreciation and depreciation at March 31, 2015 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$296,358,886
Gross unrealized depreciation	(55,923,173)
Net unrealized appreciation	$240,435,713

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund
Notes to Schedule of Investments
As of March 31, 2015 (unaudited)

Security Valuation
Equity securities, including common stocks and exchange-traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Prime Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser, ALPS Advisors, Inc. using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Adviser and/or Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian.

Foreign Securities
The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2015, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.
The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Repurchase Agreements
The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation, including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. As of March 31, 2015, the market value of securities on loan was $27,675,402, and the total cash collateral and non-cash collateral received was $21,371,894 and $7,600,078, respectively.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, exchange-traded funds and registered investment companies are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,180,819,253	$–	$–	$1,180,819,253
Short Term Investment	–	28,250,000	–	28,250,000
Investment Purchased with Collateral from Securities Loaned	21,371,894	–	–	21,371,894
Total	$1,202,191,147	$28,250,000	$–	$1,230,441,147

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not havse any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2015

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 22, 2015